Taxes (Schedule of Income from Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Taxes [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 18,610	$ 19,412	$ 19,352
Income (Loss) from Continuing Operations before Income Taxes, Foreign	6,189	5,244	6,310
Income from continuing operations before income taxes	$ 24,799	$ 24,656	$ 25,662